Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

On September 18, 2025, the Company effected a reverse split of its issued and outstanding shares of common stock at a ratio of 1-for-34 (the “2025 Reverse Stock Split”). As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split, the total number of issued and outstanding shares of common stock decreased from 291,563,930 to 8,575,686. The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted. The 2025 Reverse Stock Split has been retrospectively applied to the financial statements for the three months ended June 30, 2025 and the fiscal years ended March 31, 2025 and 2024.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO and chairman, converted 531,886 shares of Series C Preferred Stock into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, no shares of Series C Preferred Stock are issued and outstanding.

8. Subsequent Events

On September 18, 2025, the Company effected a reverse split of its issued and outstanding shares of common stock at a ratio of 1-for-34 (the “2025 Reverse Stock Split”). As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split, the total number of issued shares of common stock decreased from 291,563,930 to 8,575,686, and the total number of outstanding shares decreased from 291,559,200 to 8,575,547. The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted. The 2025 Reverse Stock Split has been retrospectively applied to the financial statements for the three months ended June 30, 2025 and the fiscal year ended March 31, 2025.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO and chairman, converted 531,886 shares of Series C convertible preferred stock (the “Series C Preferred Stock”) into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, no shares of Series C Preferred Stock are issued and outstanding.